CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income (loss)	¥ 219,367	¥ (94,711)	¥ 224,292
Change in cumulative translation adjustments:
Change in cumulative translation adjustments	(45,000)	36,031	(77,067)
Deferred income taxes	591	(1,852)	14,263
Total	(44,409)	34,179	(62,804)
Defined benefit pension plans:
Pension liability adjustment	7,843	(23,431)	(10,124)
Deferred income taxes	693	161	3,307
Total	8,536	(23,270)	(6,817)
Non-trading securities:
Net unrealized gain (loss) on non-trading securities	0	0	(38,717)
Deferred Income Tax	0	0	12,216
Total	0	0	(26,501)
Own credit adjustments:
Own credit adjustments	48,295	25,135	(2,867)
Deferred income taxes	(9,779)	(4,988)	383
Total	38,516	20,147	(2,484)
Total other comprehensive income (loss)	2,643	31,056	(98,606)
Comprehensive income (loss)	222,010	(63,655)	125,686
Less: Comprehensive income (loss) attributable to noncontrolling interests	2,067	6,481	(649)
Comprehensive income (loss) attributable to NHI shareholders	¥ 219,943	¥ (70,136)	¥ 126,335